Note 10 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Federal	$ (2)	$ (3)
State	100	163
Total current income taxes	98	160
Federal
State
Total deferred income taxes
Total provision for income taxes	$ 98	$ 160